Expense Example {- Fidelity® Growth Discovery Fund} - 06.30 Fidelity Growth Discovery Fund Retail PRO-08 - Fidelity® Growth Discovery Fund - Fidelity Growth Discovery Fund-Retail Class	Aug. 29, 2022 USD ($)
Expense Example:
1 year	$ 79
3 years	246
5 years	428
10 years	$ 954